Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Debt Summarized by Interest Rates and Currencies
As of December 31, 2024 and 2023, Cemex’s consolidated debt summarized by interest rates and currencies, was as follows:

		2024				2023

		Current	Non-current	Total 1, 2		Current	Non-current	Total 1, 2

Floating rate debt	$	23	1,305	1,328	$	13	1,968	1,981
Fixed rate debt		166	4,035	4,201		12	4,235	4,247

	$	189	5,340	5,529	$	25	6,203	6,228

Effective rate 3
Floating rate		5.1%	6.0%			6.4%	7.1%
Fixed rate		7.3%	4.6%			4.4%	5.0%

		2024					2023

Currency		Current	Non-current	Total	Effective rate 3		Current	Non-current	Total	Effective rate 3

Dollars	$	161	3,595	3,756	5.1%	$	1	4,348	4,349	5.5%
Euros		2	876	878	3.9%		9	990	999	4.2%
Pesos		—	842	842	11.2%		—	704	704	12.0%
Philippine Pesos		—	—	—	—		11	112	123	7.1%
Other currencies		26	27	53	5.4%		4	49	53	4.5%

		$189	5,340	5,529		$	25	6,203	6,228

1	As of December 31, 2024 and 2023, from the total debt of $5,529 and $6,228, respectively, 95% and 94% was held in the Parent Company and 5% and 6% in subsidiaries of the Parent Company, respectively.

2
As of December 31, 2024 and 2023, cumulative discounts, fees and other direct costs incurred in Cemex’s outstanding debt borrowings and the issuance of notes payable (jointly “Issuance Costs”) for $29 and $47, respectively, are presented reducing debt balances and are amortized to financial expense over the maturity of the related debt instruments under the effective interest rate method.

3	In 2024 and 2023, represents the weighted-average effective interest rate of the related debt agreements determined at the end of each period.

Summary of Consolidated Debt by Type of Instrument
As of December 31, 2024 and 2023, Cemex’s consolidated debt summarized by type of instrument, was as follows:

2024		Current	Non-current	2023		Current	Non-current

Bank loans				Bank loans
Lines of credit, 2025 to 2026		$11	81	Lines of credit, 2024 to 2025	$	10	202
Syndicated loans, 2026 to 2029		—	1,731	Syndicated loans, 2025 to 2028		—	2,476

		11	1,812			10	2,678

Notes payable				Notes payable
Medium-term notes, 2025 to 2031		150	3,538	Medium-term notes, 2026 to 2031		—	3,508
Other notes payable, 2025 to 2027		6	12	Other notes payable, 2024 to 2027		5	27

		156	3,550			5	3,535

Total bank loans and notes payable		167	5,362	Total bank loans and notes payable		15	6,213
Current maturities		22	(22)	Current maturities		10	(10)

	$	189	5,340		$	25	6,203

Summary of Changes in Consolidated Debt
Changes in consolidated debt for the years ended December 31, 2024, 2023 and 2022 were as follows:

		2024	2023	2022

Debt at beginning of year	$	6,228	6,971	7,379
Proceeds from new debt instruments		5,048	2,938	2,006
Debt repayments		(5,497)	(3,840)	(2,420)
Foreign currency translation and accretion effects		(250)	159	6

Debt at end of year	$	5,529	6,228	6,971

Summary of Non-Current Notes Payable
As of December 31, 2024 and 2023,
non-current
notes payable for $3,550 and $3,535, respectively, were detailed as follows:

Description	Date of issuance	Issuer 1	Currency	Principal amount	Rate	Maturity	Redeemed amount 2 $	Outstanding amount 2 $		2024	2023

2023 CEBURES variable rate 3	05/Oct/23	Cemex, S.A.B. de C.V.	Peso	3,000	TIIE+.45%	01/Oct/26	—	144	$	144	59
2023 CEBURES fixed rate 3	05/Oct/23	Cemex, S.A.B. de C.V.	Peso	8,500	11.480%	26/Sep/30	—	408		411	292
July 2031 Notes 4	12/Jan/21	Cemex, S.A.B. de C.V.	Dollar	1,750	3.875%	11/Jul/31	(642)	1,108		1,104	1,102
September 2030 Notes 4	17/Sep/20	Cemex, S.A.B. de C.V.	Dollar	1,000	5.2%	17/Sep/30	(283)	717		715	714
November 2029 Notes 4	19/Nov/19	Cemex, S.A.B. de C.V.	Dollar	1,000	5.45%	19/Nov/29	(247)	753		750	749
March 2026 Notes 4	19/Mar/19	Cemex, S.A.B. de C.V.	Euro	400	3.125%	19/Mar/26	—	414		414	441
July 2025 Notes	01/Apr/03	Cemex Materials LLC	Dollar	150	7.70%	21/Jul/25	—	150		—	151
Other notes payable										12	27

									$	3,550	3,535

1
As of December 31, 2024, except for the July 2025 Notes and other notes payable, these issuances are fully and unconditionally guaranteed by Cemex Concretos, S.A. de C.V., Cemex Operaciones México, S.A. de C.V., Cemex Innovation Holding Ltd. and Cemex Corp. The July 2025 Notes are fully and unconditionally guaranteed by Cemex Corp.

2	Presented net of all notes repurchased by Cemex. As of December 31, 2024, all repurchased notes have been canceled.

3
On February 16, 2024, Cemex reopened and placed an additional principal amount of Ps5,500 of its sustainability-linked long-term notes (
Certificados Bursátiles de Largo Plazo
or the “2023 CEBURES”) issued in 2023 . The reopening closed on February 20, 2024 and consisted of two tranches: the first of Ps2,000 at a floating annual interest rate of TIIE 28 plus 0.45%, and the second of Ps3,500 at a fixed annual interest rate of 11.48%. In connection with these issuances in 2024 and 2023, Cemex negotiated interest rate and currency derivative instruments to synthetically change the financial risks profile of these issuances from the Peso to the Dollar (note 17.4).

4
During 2022, pursuant to tender offers and other market transactions, Cemex partially repurchased several series of its notes for an aggregate notional amount of $1,172. The difference between the amount paid for such notes and the notional amount redeemed, net of transactional costs, generated a repurchase gain of $104, recognized in the line item “Financial income and other items, net.”

Schedule of Consolidated Long-Term Debt
The maturities of consolidated long-term debt as of December 31, 2024, were as follows:

		Bank loans	Notes payable	Total

2026	$	275	565	840
2027		694	4	698
2028		694	2	696
2029		93	750	843
2030 and thereafter		34	2,229	2,263

	$	1,790	3,550	5,340

Schedule of Lines of Credit
As of December 31, 2024, Cemex had the following lines of credit, of which, the committed portion refers to the revolving credit facility under the 2023 Credit Agreement, at annual interest rates ranging between 5.25% and 6.35%, depending on the negotiated currency:

		Lines of credit	Available

Other lines of credit in foreign subsidiaries 1	$	392	250
Other lines of credit from banks 1		1,009	1,009
Revolving credit facility 2023 Credit Agreement		2,311	2,311

	$	3,712	3,570

1	Uncommitted amounts subject to the banks’ availability.

Summary of Consolidated Financial Ratios
As of December 31, 2024, 2023 and 2022, under the 2023 Credit Agreement and the 2021 Credit Agreement, as applicable, the main consolidated financial ratios were as follows:

Consolidated financial ratios		Refers to the compliance limits and calculations that were effective on each date

		2024	2023	2022

Leverage ratio	Limit	<=3.75	<=3.75	<=3.75
	Calculation	1.81	2.06	2.84

Coverage ratio	Limit	>=2.75	>=2.75	>=2.75
	Calculation	7.26	7.91	6.27

Summary of Other Financial Obligations
As of December 31, 2024 and 2023, other financial obligations in the consolidated statement of financial position were detailed as follows:

			2024				2023

		Current	Non-current	Total		Current	Non-current	Total

I. Leases	$	269	902	1,171		$272	986	1,258
II. Liabilities secured with accounts receivable		658	—	658		678	—	678

	$	927	902	1,829	$	950	986	1,936

Detailed Information about In Lease Liabilities
Changes in the balance of lease financial liabilities during
2024
,
2023
and
2022
were as follows:

		2024	2023	2022

Lease financial liability at beginning of year	$	1,258	1,176	1,176
Additions from new leases		290	341	296
Reductions from payments		(296)	(256)	(276)
Cancellations and liability remeasurements		(47)	(24)	7
Foreign currency translation and accretion effects		(34)	21	(27)

Lease financial liability at end of year	$	1,171	1,258	1,176

Summary of Disclosure Detail Of Financial Lease Liabilities	As of December 31, 2024, the maturities of non-current lease financial liabilities are as follows:

		Total

2026	$	203
2027		149
2028		124
2029		85
2030 and thereafter		341

	$	902

Summary of Carrying Amounts and Fair Value of Financial Instruments
As of December 31, 2024 and 2023, the carrying amounts of financial assets and liabilities and their respective fair values were as follows:

		2024			2023
		Carrying amount	Fair value		Carrying amount	Fair value
Financial assets
Derivative financial instruments (notes 14.2 and 17.4)	$	60	60	$	64	64
Other investments and non-current accounts receivable (note 14.2)		196	179		276	266

	$	256	239	$	340	330

Financial liabilities
Long-term debt (note 17.1)	$	5,340	5,145	$	6,203	6,030
Other financial obligations (note 17.2)		902	898		986	919
Derivative financial instruments (notes 17.4 and 18.3)		100	100		15	15

	$	6,342	6,143	$	7,204	6,964

Summary of Fair Value of Derivative Financial Instruments at Fair Value Hierarchy
As of December 31, 2024 and 2023, assets and liabilities carried at fair value in the consolidated statements of financial position are included in the following fair value hierarchy categories (note 29.4):

2024		Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments (notes 14.2 and 17.4)	$	—	60	—	60
Investments in strategic equity securities (note 14.2)		4	—	—	4
Other investments at fair value through earnings (note 14.2)		—	1	—	1

	$	4	61	—	65

Liabilities measured at fair value
Derivative financial instruments (notes 17.4 and 18.3)	$	—	100	—	100

2023		Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments (notes 14.2 and 17.4)	$	—	64	—	64
Investments in strategic equity securities (note 14.2)		3	—	—	3
Other investments at fair value through earnings (note 14.2)		—	1	—	1

		$3	65	—	68

Liabilities measured at fair value
Derivative financial instruments (notes 17.4 and 18.3)	$	—	15	—	15

Summary of Derivative Financial Instruments
As of December 31, 2024 and 2023, the notional amounts and fair values of Cemex’s derivative instruments were as follows:

		2024		2023
		Notional amount	Fair value	Notional amount	Fair value
I. Foreign exchange forwards hedging the net investment	$	713	63	976	(94)
II. Cross currency swaps		658	(100)	335	23
III. Interest rate swaps		600	14	750	30
IV. Fuel price hedging		356	6	232	5
V. Foreign exchange options		650	41	300	10

	$	2,977	24	2,593	(26)

Summary of Consolidated Net Monetary Assets (Liabilities) by Currency
As of December 31, 2024 and 2023, Cemex’s consolidated net monetary assets (liabilities) by currency are as follows:

		2024
		Mexico	United States	EMEA	SCA&C	Others 1	Total
Monetary assets	$	1,683	648	1,216	241	338	4,126
Monetary liabilities		1,859	2,893	2,699	701	6,352	14,504

Net monetary assets (liabilities)	$	(176)	(2,245)	(1,483)	(460)	(6,014)	(10,378)

Out of which:
Dollars	$	(149)	(2,248)	(16)	(24)	(4,087)	(6,524)
Pesos		(27)	—	—	—	(797)	(824)
Euros		—	—	(606)	—	(1,278)	(1,884)
Pounds		—	—	(601)	—	85	(516)
Other currencies		—	3	(260)	(436)	63	(630)

	$	(176)	(2,245)	(1,483)	(460)	(6,014)	(10,378)

		2023
		Mexico	United States	EMEA	SCA&C	Others 1	Total
Monetary assets	$	1,627	651	1,491	274	(241)	3,802
Monetary liabilities		2,184	2,679	3,087	730	7,179	15,859

Net monetary assets (liabilities)	$	(557)	(2,028)	(1,596)	(456)	(7,420)	(12,057)

Out of which:
Dollars	$	(157)	(2,030)	(5)	(61)	(4,780)	(7,033)
Pesos		(400)	—	—	—	(524)	(924)
Euros		—	—	(660)	—	(1,563)	(2,223)
Pounds		—	—	(710)	—	97	(613)
Other currencies		—	2	(221)	(395)	(650)	(1,264)

	$	(557)	(2,028)	(1,596)	(456)	(7,420)	(12,057)

1	Includes the Parent Company, Cemex’s financing subsidiaries, among other entities.